Related party disclosure - Summary of Transactions And Balances With Other Related Parties (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure of transactions between related parties [line items]
Contribution for CSR activities	₨ 0	₨ 3
Key Managerial Personnel (KMP) | Mr D Muthukumaran Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salary advance	11	0
Salary advance	₨ 11	₨ 0